DEFERRED CONNECTION FEES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in deferred connection fees
Balance, beginning of the year	$ 155,288	$ 163,098
Payments received and deferred during the year	76,562	89,030
Amounts amortized and recognized as revenue during the year	(96,676)	(95,706)
Currency translation adjustment	(5,750)	(1,134)
Balance, end of the year	129,424	155,288
Less: current portion	(49,868)	(49,212)
Non-current portion	$ 79,556	$ 106,076